Company level financial information - Condensed statement of profit or loss and other comprehensive income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Condensed statement of profit or loss and other comprehensive income
(Loss)/profit for the year/period	¥ 1,256,077	¥ 2,635,428	¥ 1,781,829	¥ 639,743
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	(32,504)	19,128	41,198	40,494
Other comprehensive income/(loss) for the year/period	(32,504)	19,128	41,198	40,494
Total comprehensive income for the year/period	1,223,573	2,654,556	1,823,027	680,237
Parent company
Condensed statement of profit or loss and other comprehensive income
(Loss)/profit for the year/period	36,909	777	(17,196)	(11,625)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	(86,224)	36,184	383,743	174,150
Other comprehensive income/(loss) for the year/period	(86,224)	36,184	383,743	174,150
Total comprehensive income for the year/period	¥ (49,315)	¥ 36,961	¥ 366,547	¥ 162,525